Goodwill and Other Identifiable Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Other Identifiable Intangible Assets (Textual) [Abstract]
Increase to intangible assets due to acquisitions		$ 7.4
Amortization expense	1.5	1.2	0.8
Purchase Price Adjustments [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value of identifiable intangible assets increase (decrease)	0.8
Foreign Currency Translation [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value of identifiable intangible assets increase (decrease)	$ 0.2	$ 0.2
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, in years	10
Supply Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, in years	10
Favorable Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, in years	3
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, in years	3